Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001947861
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false